ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ORDINARY SHARES
Balance at the beginning	$ (29,485)	$ 158
Issue costs	(10,071)
Balance at the end	12,900	(29,485)
Share premium
ORDINARY SHARES
Balance at the beginning	232,257	209,779
Issued in the period	45,144	22,748
Issue costs	(10,071)
Balance at the end	263,730	232,257
Ordinary Shares
ORDINARY SHARES
Balance at the beginning	938	712
Balance at the end	38,627	938
Ordinary Shares | Ordinary share capital
ORDINARY SHARES
Balance at the beginning	938	712
Issued in the period	37,689	226
Balance at the end	$ 38,627	$ 938